As filed with the Securities and Exchange Commission on December 13, 2000

                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-08955

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]      Pre-Effective Amendment No. __________

[_]      Post-Effective Amendment No.  __________

                  and

[X]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY  ACT OF 1940
[X]      Amendment No. 5

            Liberty-Stein Roe Institutional Floating Rate Income Fund Exact Name of Registrant as Specified in Declaration of Trust

                              One Financial Center
                           Boston, Massachusetts 02111

                     Address of Principal Executive Offices
                     (Number, Street, City, State, Zip Code)


                                 (800) 338-0593
               Registrant's Telephone Number, including Area Code


           Kevin M. Carome                             Cameron S. Avery
        Executive Vice-President                     Bell, Boyd & Lloyd LLC
Liberty-Stein Roe Institutional Floating Rate   70 W. Madison Street, Suite 3300
            Income Fund                                Chicago, IL 60602
      One Financial Center
        Boston, MA 02111

       Approximate Date of Proposed Public Offering: December 13, 2000


If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

  It is proposed that this filing will become effective (check appropriate box)

         [_] when declared  effective  pursuant to section 8(c)
         [X]  immediately upon filing pursuant to paragraph  (b) of  Rule  486
         [ ] on  (date) pursuant to paragraph (b) of Rule 486
         [_] 60 days after filing pursuant to paragraph (a) of Rule 486
         [_] on (date) pursuant to paragraph (a) of Rule 486

[_] This post-effective amendment designates a new effective date for a previously filed registration statement.

[_] The Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement is _______.

         The Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on November 4, 1999, as amended to date (File No. 333-61749).


                              CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                        Proposed Maximum
  Title of Securities Being         Amount         Proposed Maximum        Aggregate           Amount of
         Registered            Being Registered   Offering Price Per   Offering Price      Registration Fee
                                      Unit
 Common Shares of Beneficial
          Interest              12,000,000(1)           $9.90             $118,800,000       $31,363.20(3)
 Common Shares of Beneficial
          Interest              10,000,000(2)           $10.06            $106,000,000       $27,966.80(4)
 Common Shares of Beneficial
          Interest              10,000,000(2)           $10.00            $100,000,000       $29,500.00(5)

(1) Currently being registered.
(2) Previously registered.
(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.90 as of December 1, 2000.
(4) Calculated pursuant to Rule 457(d) based on the net asset value per share of $10.06 on April 27, 1999. (5) Estimated solely for the purpose of calculating the registration fee.


         This Registration Statement has also been signed by Stein Roe Floating Rate Limited Liability Company.

         Registrant's prospectus and statement of additional information dated January 3, 2000 (each as supplemented) as filed with the Securities and Exchange Commission ("SEC") on November 4, 1999, as amended to date (File Nos. 333-61749 and 811-08955) are incorporated into this filing by reference.

LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND Cross reference sheet pursuant to rule 495(a) of Regulation C

Item No.                     Location or caption

References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated

                      Part A (Prospectus)

1.  Outside Front Cover      Cover Page

2.  Cover Pages; Other       Cover Page; Outside Back Cover
    Offering Information

3.  Fee Table and Synopsis   Fund Expenses; Prospectus Summary

4.  Financial Highlights     Financial Statements

5.  Plan of Distribution     Cover Page; Use of Proceeds; How
                               to Purchase Shares

6.  Selling Shareholders     Not applicable

7.  Use of Proceeds          Use of Proceeds; Investment
                             Objective and Policies; How the
                             Portfolio Invests; Special Risk
                             Considerations; Other Investment
                             Practices

8.  General Description of
    the Registrant           Prospectus Summary; The Fund;
                             Investment Objectives and Policies;
                             How the Portfolio Invests; Special
                             Risk Considerations; Other
                             Investment Practice; How to
                             Purchase Shares; Organization and
                             Description of Shares; Master
                             Fund/Feeder Fund: Structure and
                             Risk Factors

9.  Management               Management of the Fund;
                             Organization and Description of
                             Shares; Master Fund/Feeder Fund:
                           Structure and Risk Factors

10. Capital Stock; Long-     The Fund; Distributions and Income
    Term Debt and Other      Taxes; Periodic Repurchase Offers;
    Securities               Organization and Description of
                             Shares

11. Defaults and Arrears on
    Senior Securities        Not applicable

12. Legal Proceedings        Not applicable

13. Table of Contents of     Table of Contents of Statement
    the Statement of         of Additional Information
    Additional Information

           Part B (Statement of Additional Information)

14. Cover Page               Cover Page

15. Table of Contents        Table of Contents

16. General Information
    and History              Not applicable

17. Investment Objective
    and Policies             Investment Policies; Portfolio
                           Investments and Strategies;
                             Investment Restrictions

18. Management               Management

19. Control Persons and
    Principal Holders of
    Securities               Principal Shareholders

20. Investment Advisory and
    Other Services           Investment Advisory and Other
                             Services; Bookkeeping and Accounting;
                             Distributor; Transfer Agent;
                             Custodian

21. Brokerage Allocation
    and Other Practices      Portfolio Transactions

22. Tax Status               Additional Income Tax Considerations

23. Financial Statements     Financial Statements

                  Part C (Other Information)
       24   Financial Statements and Exhibits
       25   Marketing Arrangements
       26   Other Expenses of Issuance and Distribution
       27   Persons Controlled By or Under Common Control With
            Registrant
       28   Number of Holders of Securities
       29   Indemnification
       30   Business and Other Connections of Investment Adviser
       31   Location of Accounts and Records
       32   Management Services
       33   Undertakings

         Liberty-Stein Roe Institutional Floating Rate Income Fund
                    Supplement to January 3, 2000 Prospectus
The prospectus is amended as follows:

1. All references in the prospectus to the number of Shares of the Fund registered with the SEC are amended to reflect the registration of an additional 12,000,000 shares, bringing the total number of registered shares of the Fund to 32,000,000.

2.       The table on the front cover is deleted and revised as follows:

                                Price to Public(1)           Sales Load                   Proceeds to Fund(2)
Per Share                       $9.90                        None                         $9.90
Total                           $118,800,000                 None                         $118,800,000
(1)      The shares are offered on a best efforts basis at a price equal to net asset value.  The shares are offered continuously.  As of Dec. 1, 2000, net asset value per share of the Fund was $9.90.
(2)      Liberty Funds Distributor, Inc. (Distributor) will pay all distribution costs from its own assets.
(3)      Assumes the sale of all shares registered hereby.

3.       The paragraph under "USE OF PROCEEDS" is deleted and revised as follows:

         The net  proceeds  from  the  sale of  shares  offered  hereby  will be invested typically within 30 days after receipt, in accordance with the
         Fund's  investment  objective and policies.  Pending  investment by the
         Portfolio,  the  proceeds may be invested in high  quality,  short-term securities, and the Portfolio may not achieve its objective during this
         time.  The  estimated   offering   expenses  in  connection  with  this
         Registration Statement are $70,639.60.

4.       The lead in and the table at the bottom of page 34 is deleted and revised as follows:
As of November 30, 2000, the following shares of the Fund were outstanding:
------------------------------- -------------- ----------------------------- ----------------------------
                                                                                         (4)
                                     (2)                   (3)                   Amount Outstanding
             (1)                   Amount       Amount held by Fund or for    Exclusive of Amount Shown
        Title of Class           Authorized            its Account                    Under (3)
------------------------------- -------------- ----------------------------- ----------------------------
------------------------------- -------------- ----------------------------- ----------------------------
Common Shares                   Unlimited                   0                      19,193,124
------------------------------- -------------- ----------------------------- ----------------------------




Stein Roe Floating Rate Limited Liability Company Investment Portfolio

August 31, 2000(in thousands)


                                                                             Loan        Maturity       Principal     Market
VARIABLE RATE SENIOR LOAN INTERESTS (A)(B) - 93.1%                           Type            Date          Amount      Value
---------------------------------------------------------------------------------------------------------------------------------

AEROSPACE/DEFENSE - 0.9%
DeCrane Aircraft Holdings, Inc.,....................................       Term B         9/30/05         $ 2,958      $2,967
DeCrane Aircraft Holdings, Inc.,....................................       Term C         4/30/06           1,496       1,506

                                                                                                                      ----------

                                                                                                                         4,473

----------
AUTOMOTIVE - 5.6%
Blackstone Capital Co., ............................................         Term        11/28/00           1,514        1,511
Blackstone Wasserstein Holdings, ...................................         Term        11/28/00           1,486        1,484
Dura Operating Corp. ...............................................       Term B         3/31/06           5,000        5,002
J.L. French Automotive, ............................................       Term B        10/21/06           1,569        1,574
Key Plastics, Inc., ................................................       Term B         3/15/06           1,474        1,128
Meridian Automotive Systems, Inc., .................................       Term B         3/31/07           6,000        6,009
Ontario Ltd., ......................................................       Term B         8/10/07           3,000        2,992
Stoneridge, Inc.,...................................................       Term B        12/31/05           1,970        1,984
Tenneco Automotive Inc., ...........................................       Term B         9/30/07           2,500        2,472
Tenneco Automotive Inc., ...........................................       Term C         3/31/09           2,500        2,472
Venture Holdings Co., LLC. .........................................       Term B          4/1/05           1,980        1,952

                                                                                                                       ----------

                                                                                                                        28,580

----------
BROADCASTING - 1.8%
Comcorp Broadcasting, Inc., ........................................       Term B         6/30/07           1,338         1,337
Cumulus Media, Inc., ...............................................       Term B         9/30/07           1,500         1,500
Cumulus Media, Inc.,................................................       Term C         2/28/08           1,000         1,000
White Knight Broadcasting, .........................................       Term B         6/30/07           1,365         1,364
Young Broadcasting Inc., ...........................................       Term B        12/31/06           4,000         4,027

                                                                                                                        ----------

                                                                                                                          9,228

----------
BUILDING & REAL ESTATE - 2.4%
Formica Corp. ......................................................       Term B         4/30/06           2,992         3,007
Juno Lighting, .....................................................       Term B        11/30/06           1,153         1,152
Tapco International Corp., .........................................       Term B         6/23/07           3,094         3,092
Tapco International Corp.,..........................................       Term C         6/23/08           1,856         1,855
Therma-Tru Holdings, Inc., .........................................       Term B          5/9/07           2,985         2,985

                                                                                                                        ----------

                                                                                                                          12,091

----------
BUSINESS SERVICES - 2.4%
Encompass, .........................................................      Term C          5/10/07           4,489         4,489
NATG Holdings LLC, .................................................      Term B         12/14/06           3,914         3,926
NATG Holdings LLC,..................................................      Term C          6/30/07           4,000         4,009

                                                                                                                        ----------

                                                                                                                           12,424

----------
CABLE/TELEVISION - 3.0%
Century Cable Holdings, LLC., ......................................       Term B         6/30/09           4,500        4,511
Charter Communications Operating, LLC., ............................ Incremental Term B  12/30/08           4,500        4,483
RCN Corp.,..........................................................       Term B          6/3/07           6,000        6,068

                                                                                                                        ----------

                                                                                                                         15,062

----------
CHEMICALS - 3.3%
Huntsman ICI Chemicals, LLC., ......................................       Term B         6/30/07           2,970         2,993
Huntsman ICI Chemicals, LLC., ......................................       Term C         6/30/08           5,774         5,818
Lyondell Chemical Co., .............................................       Term B         6/30/05           1,490         1,513
Lyondell Chemical Co., .............................................       Term E         5/17/06           6,449         6,708

                                                                                                                       ----------

                                                                                                                         17,032

----------
CONSUMER SERVICES - 0.7%
AMF Bowling Worldwide, Inc., .......................................       Axel A         3/31/02            84              76
AMF Bowling Worldwide, Inc., .......................................     Axel A-1         3/31/03           2,539         2,240
AMF Bowling Worldwide, Inc., .......................................       Axel B         3/31/03           1,330         1,175

                                                                                                                         ----------

                                                                                                                           3,491

                                                                                                                         ----------

See Notes to Investment Portfolio.





Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal    Market
                                                                             Type            Date          Amount    Value
---------------------------------------------------------------------------------------------------------------------------------

CONSUMER SPECIALTIES - 2.1%
American Safety Razor,                                                     Term B         4/30/07         $ 1,472     $1,479
Doane Pet Care Co.,                                                        Term B        12/31/05           1,496      1,501
Jostens, Inc.,                                                             Term B         5/31/08           4,000      4,009
Weight Watchers International                                              Term B         9/29/06           461        463
Weight Watchers International                                            Term B-1         9/29/06           3,519      3,534

                                                                                                                      ----------

                                                                                                                       10,986

----------
CONTAINER/PACKAGING - 1.4%
Gaylord Container Corp., ...........................................         Term         6/19/04           4,795      4,811
Huntsman Packaging Corp., ..........................................       Term B         5/31/08           2,500      2,453

                                                                                                                    ----------

                                                                                                                      7,264

----------
DIVERSIFIED COMMERCIAL SERVICES - 2.1%
Concentra Operating Corp., .........................................       Term B         6/30/06           2,650      2,493
Concentra Operating Corp., .........................................       Term C         6/30/07           1,325      1,246
EPS Solutions Corp., ...............................................       Term A         6/14/01           716          718
Outsourcing Solutions, Inc., .......................................       Term B         5/31/06           5,972      5,986

                                                                                                                    ----------

                                                                                                                       10,443

----------
DIVERSIFIED MANUFACTURING - 6.1%
Flowserve Corp., ...................................................       Term B         6/30/08           5,500       5,531
Freedom Forge Corp.,................................................         Term        12/17/04           1,087       1,086
General Cable Corp.,................................................       Term B         5/27/07             724         722
Gentek Inc.,........................................................       Term C        10/31/07           5,000       5,025
Jason Inc., ........................................................       Term B         6/30/07           4,500       4,522
MTD Products Inc., .................................................       Term B         6/20/07           3,500       3,473
Polymer Group, Inc.,................................................       Term C         9/30/08           2,500       2,507
Polypore, Inc.,.....................................................       Term B        12/31/06           2,000       2,005
SPX Corp.,..........................................................       Term A         9/30/04           1,830       1,832
Superior Telecom,...................................................       Term B        11/27/05           1,932       1,919
Tekni-Plex Inc.,....................................................       Term B         6/23/08           2,500       2,518

                                                                                                                        ----------

                                                                                                                        31,140

----------
ELECTRIC UTILITIES - 1.2%
AES New York Funding, LLC., ........................................       Term B         5/14/02           4,000       3,995
Western Resources...................................................       Term B         3/17/03           2,000       2,007

                                                                                                                      ----------

                                                                                                                        6,002

----------
ELECTRONIC COMPONENTS - 1.0%
Knowles Electronics, Inc., .........................................       Term B         6/29/07            1,000            925
Viasystems, Inc., ..................................................       Term B         3/31/07           4,000            4,003

                                                                                                                          ----------

                                                                                                                             4,928

----------
ENGINEERING & CONSTRUCTION - 1.5%
Morrison Knudsen Corp., ............................................       Term B          7/7/07           6,000           5,977
URS Corp., .........................................................       Term B          6/9/06           743             743
URS Corp., .........................................................       Term C          6/9/07           743             743

                                                                                                                          ----------

                                                                                                                              7,463

----------
ENVIRONMENTAL SERVICES - 3.2%
Allied Waste North America, Inc., ..................................       Term B         7/23/06           3,182             3,072
Allied Waste North America, Inc., ..................................       Term C         7/23/07           3,818             3,686
Environmental Systems Products Holdings, ...........................       Term B         9/30/05           2,268             1,531
Stericycle Inc., ...................................................       Term B        11/10/06           3,746             3,778
Synagro Technologies, Inc., ........................................       Term B         7/27/07           4,000             4,005

                                                                                                                          ----------

                                                                                                                              16,072

----------


See Notes to Investment Portfolio.

                                        6


Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal  Market
                                                                             Type            Date          Amount  Value
---------------------------------------------------------------------------------------------------------------------------------

FARMING/AGRICULTURE - 1.1%
Hines Nurseries, Inc., .............................................       Term B         2/28/05         $ 2,500   $2,508
Quality Stores, ....................................................       Term B         4/30/06           2,959    2,960

                                                                                                                     ----------

                                                                                                                       5,468

----------
FOOD CHAINS - 0.5%
Big V Supermarkets, Inc., ..........................................       Term B         8/10/03           2,462      2,452

                                                                                                                      ----------

FOOD MANUFACTURER - 1.6%
American Seafoods Group, LLC., .....................................       Term B        12/31/05           5,000       5,032
Merisant Corp., ....................................................       Term B         3/31/07           1,995       2,007
United Signature Foods, ............................................       Term C         2/28/05             990         993

                                                                                                                        ----------

                                                                                                                           8,032

----------
HEALTHCARE SERVICES - 2.1%
Alliance Imaging Inc., .............................................       Term A        10/31/06           5,000         5,101
Quest Diagnostics Inc., ............................................       Term B         8/16/06            517             522
Quest Diagnostics Inc., ............................................       Term C         8/16/07            478             482
Team Health, Inc., .................................................       Term B         1/30/05           4,742          4,708

                                                                                                                          ----------

                                                                                                                            10,813

----------
HOME FURNISHINGS - 0.1%
Simmons Co., .......................................................       Term B        10/29/05            424             424

                                                                                                                         ----------

HOSPITAL MANAGEMENT - 2.3%
Community Health Systems, ..........................................       Term D        12/31/05           4,974          4,946
HCA-HealthONE, LLC., ...............................................       Term B         6/30/05           1,979          1,976
Vanguard Health Systems, Inc., .....................................       Term B          2/1/06           4,975          4,985

                                                                                                                          ----------

                                                                                                                              11,907

----------
HOTELS/RESORT - 3.0%
Starwood Hotels and Resorts, .......................................    Tranche 2-TL2     2/23/03           6,000             6,030
Wyndham International, .............................................          IRL         6/30/04           5,500             5,521
Wyndham International,..............................................       Term B         6/30/06           3,500             3,457

                                                                                                                          ----------

                                                                                                                              15,008

----------
INDUSTRIAL MACHINERY - 1.1%
Terex Corp., .......................................................       Term B         3/30/05           4,841           4,860
Terex Corp., .......................................................       Term C          3/6/06            986             989

                                                                                                                          ----------

                                                                                                                               5,849

----------
INSURANCE BROKER/SERVICE - 1.1%
Willis North America, Inc., ........................................       Term C         2/19/08           2,850             2,864
Willis North America, Inc., ........................................       Term D         8/19/08           2,850             2,864

                                                                                                                          ----------

                                                                                                                              5,728

----------
MANUFACTURING - 0.7%
Thermadyne Holdings Corp., .........................................       Term B         5/22/05           1,896             1,849
Thermadyne Holdings Corp., .........................................       Term C         5/22/06           1,896             1,849

                                                                                                                          ----------

                                                                                                                              3,698

----------
MEDIA CONGLOMERATES - 0.7%
Bridge Information Systems, ........................................       Term B          7/7/05           2,478             2,280
Bridge Information Systems, ........................................    Multidraw          7/7/03           1,427             1,313


                                                                                                                          ----------

                                                                                                                              3,593

----------


See Notes to Investment Portfolio.





Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal     Market
                                                                             Type            Date          Amount      Value
---------------------------------------------------------------------------------------------------------------------------------

MEDICAL SPECIALTIES - 1.3%
Dade Behring: ......................................................       Term B         6/30/06         $ 2,565      $2,582
Dade Behring: ......................................................       Term C         6/30/07           2,565       2,582
Stryker Corp.: .....................................................       Term B         12/4/05           718           722
Stryker Corp.:......................................................       Term C         12/4/06           921           926

                                                                                                                          ----------

                                                                                                                           6,812

----------
METAL FABRICATIONS - 2.0%
Mueller Group, Inc., ...............................................       Term B         8/16/06           1,511         1,519
Mueller Group, Inc., ...............................................       Term C         8/16/07           1,511         1,526
Mueller Group, Inc., ...............................................       Term D         8/16/07           1,746         1,767
OM Group, Inc., ....................................................       Term B         3/31/07           5,486         5,496

                                                                                                                         ----------

                                                                                                                            10,308

----------
MILITARY/GOVERNMENT - 1.0%
Titan Corp., .......................................................       Term C          6/1/07           4,858           4,869

----------

MOVIES/ENTERTAINMENT - 1.9%
Metro-Goldwyn-Mayer Studios Inc., ..................................       Term A         3/31/05           5,000             5,011
Six Flags Theme Park ...............................................       Term B         9/30/05           3,000             3,013
United Artists Theatre Co., ........................................       Term B         4/21/06             821             609
United Artists Theatre Co., ........................................       Term C         4/21/07           1,126             836

                                                                                                                        ----------

                                                                                                                             9,469

----------
OFFICE SUPPLIES - 0.8%
Mail-Well I Corp., .................................................       Term B         2/22/07           3,990           3,993

                                                                                                                         ----------

OIL REFINING/MARKETING - 0.9%
Port Arthur Finance Corp., .........................................       Term B         6/15/07           4,620           4,611

                                                                                                                         ----------

PAPER - 1.4%
Bear Island Paper, .................................................         Term        12/31/05              290             291
Stone Container, ...................................................       Term E         10/1/03           2,725             2,733
Stone Container, ...................................................       Term F        12/31/05           3,283             3,294
Stone Container, ...................................................       Term G        12/31/06             433             430
Stone Container, ...................................................       Term H        12/31/06            462             459

                                                                                                                          ----------

                                                                                                                             7,207

----------
PHARMACEUTICALS - 0.7%
King Pharmaceutical, Inc., .........................................       Term B        12/18/06           3,566          3,580

----------

PRINTING/PUBLISHING - 2.4%
American Media Operations, Inc., ...................................       Term B          4/1/07           3,000         3,022
DIMAC Corp., .......................................................       Term B         6/30/06           571             500
DIMAC Corp., .......................................................       Term C        12/31/06           429             375
Merrill Communications, LLC., ......................................       Term B        11/30/07           2,481         2,495
WRC Media Inc., ....................................................       Term B        11/30/06           5,978         6,044
                                                                                                                        ----------

                                                                                                                          12,436

----------
RAIL/SHIPPING - 0.8%
Kansas City Southern Railway Co., ..................................       Term B        12/31/06           1,000          1,006
RailAmerica Transportation Corp., ..................................       Term B        12/31/06           2,969          2,986

                                                                                                                         ----------

                                                                                                                             3,992

                                         ----------



See Notes to Investment Portfolio.





Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal     Market
                                                                             Type            Date          Amount      Value
---------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.7%
Prison Realty Trust, Inc., .........................................       Term B        12/31/02         $ 2,985      $2,537
Prison Realty Trust, Inc., .........................................       Term C        12/31/02            990          843

----------

                                                                                                                         3,380

----------
RENTAL/LEASING COMPANIES - 0.5%
Rent-A-Center Inc., ................................................       Term B         1/31/06           1,386         1,391
Rent-A-Center Inc., ................................................       Term C         1/31/07           1,059         1,059

----------

                                                                                                                            2,450

----------
RETAIL STORES - 2.1%
Duane Reade: ....................................................... Additional Term C    2/15/06           1,492           1,493
Duane Reade: .......................................................       Term C         2/15/06           2,955           2,953
Pantry Inc., .......................................................       Term B         1/31/06           1,969           1,977
SDM Corp., .........................................................       Term C          2/4/08           2,000           2,009
SDM Corp., .........................................................       Term E          2/4/09           2,000           2,009

----------

                                                                                                                             10,441

----------
SEMICONDUCTORS - 2.9%
Amkor Technology, Inc., ............................................       Term B         9/30/05           8,479             8,591
Semiconductor Components Industries, LLC., .........................       Term B          8/4/06             481               487
Semiconductor Components Industries, LLC., .........................       Term C          8/4/07             519               524
Semiconductor Components Industries, LLC., .........................       Term D          8/4/07           5,300             5,330

----------

                                                                                                                             14,932

----------
STEEL/IRON ORE - 2.3%
Ispat Inland, LP., .................................................       Term B         7/16/05           2,481             2,475
Ispat Inland, LP., .................................................       Term C         7/16/06           2,481             2,475
UCAR Finance Inc., .................................................       Term B        12/31/07           6,478             6,520

----------

                                                                                                                              11,470

----------
TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 2.6%
American Towers Inc., ..............................................       Term B        12/31/07           4,000             4,027
Crown Castle Operating Co., ........................................       Term B         2/28/08           4,500             4,512
Global Crossing Holdings, Inc., ....................................       Term B         6/30/06           4,500             4,530

----------

                                                                                                                              13,069

----------
TELECOMMUNICATIONS SERVICES - 2.8%
Alaska Communications Systems Holdings, Inc., ......................       Term B        11/14/07           1,579              1,584
Alaska Communications Systems Holdings, Inc., ......................       Term C         5/14/08           1,421              1,425
ICG Communications, Inc., ..........................................       Term B         3/31/06             990                991
KMC Telecom, Inc., .................................................         Term          7/1/07           2,000              1,998
McLeod USA Inc.,....................................................       Term B         5/31/08           4,000              4,013
Nextlink Communications Corp., .....................................       Term B        10/31/05           4,000              4,037

----------

                                                                                                                              14,048

----------
TEXTILES - 1.0%
Synthetic Industries, ..............................................       Term B        12/14/07           5,000             5,005

----------

TRANSPORTATION - 1.1%
Evergreen International Aviation, ..................................     Term B-1          5/7/03              984             970
Evergreen International Aviation, ..................................     Term B-2          5/7/04           3,936            3,883
Gemini Air, ........................................................       Term A         8/12/05              785             784

----------

                                                                                                                               5,637

----------


See Notes to Investment Portfolio.

                                        9




Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                             Loan        Maturity       Principal Market
                                                                             Type            Date          Amount  Value
---------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION MANUFACTURING - 1.5%
Motor Coach Industries, ............................................       Term B         6/16/06         $ 1,485   $1,486
Transportation Technology, .........................................       Term B         3/31/07           5,985    6,008

----------

                                                                                                                      7,494

----------
WIRELESS COMMUNICATION - 9.4%
American Cellular Corp., ...........................................       Term B         3/31/08           2,100      2,102
American Cellular Corp., ...........................................       Term C         3/31/09           2,400      2,402
Centennial Cellular Operating Co., LLC., ...........................       Term B         5/31/07           3,470      3,492
Centennial Cellular Operating Co., LLC., ...........................       Term C        11/30/07
982             989
Cook Inlet/Voicestream Operating Co., LLC., ........................       Term B        12/31/08           4,000      4,035
Dobson Operating Co., ..............................................       Term B        12/31/07           2,114      2,126
Dobson-Sygnet Wireless Inc., .......................................       Term B         3/23/07            899         903
Dobson-Sygnet Wireless Inc., .......................................       Term C        12/23/07
907             911
Nextel Finance Co., Inc., ..........................................       Term B         6/30/08           2,750       2,769
Nextel Finance Co., Inc., ..........................................       Term C        12/31/08           2,750       2,769
Nextel Finance Co., Inc., ..........................................       Term D         3/31/09           2,000       1,997
Nextel Partners, Inc., .............................................         Term         1/29/08           6,000       6,042
Rural Cellular Corp., ..............................................       Term B         10/3/08           2,250       2,251
Rural Cellular Corp., ..............................................       Term C          4/3/09           2,250       2,251
Ubiquitel Operating Co., ...........................................       Term B        11/17/08           4,500       4,526
Voicestream PCS Holding Corp., .....................................     Vendor A         6/30/09           8,000       8,028

----------

                                                                                                                        47,593

----------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $473,887)..................................................472,447

----------
---------------------------------------------------------------------------------------------------------------------------------


See Notes to Investment Portfolio.

                                       10



Stein Roe Floating Rate Limited Liability Company Investment Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Continued



                                                                                         Maturity       Principal Market
                                                                            Rates            Date          Amount Value
---------------------------------------------------------------------------------------------------------------------------------



SHORT-TERM OBLIGATIONS - 6.1%
Baxter International Loan, .........................................       6.600%          9/1/00         $ 5,000   $5,000
Burlington Northern Santa Fe, ......................................       6.750%          9/1/00           2,000    2,000
Dow Chemical Corp., ................................................       6.631%          9/1/00           5,000    5,000
Enron Corp.,........................................................       6.809%          9/1/00           2,950    2,950
Safeway, ...........................................................       6.750%          9/1/00           3,000    3,000
Target Corp., ......................................................       6.631%          9/1/00           5,000    5,000
Texas Utilities, ...................................................       6.780%          9/1/00           3,000    3,000
Transamerica Financial, ............................................       6.650%          9/1/00           5,000    5,000


----------
TOTAL SHORT-TERM OBLIGATIONS (cost of $30,950)......................30,950

----------
TOTAL INVESTMENTS - 99.2%
   (cost of $504,837) (c)...........................................503,397

----------

---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 0.8%..............................4,268

----------
NET ASSETS - 100.0%.................................................$507,665

==========

---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Senior Loans in the Portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Portfolio may be substantially less than the stated maturities shown. Although the Advisor is unable to accurately estimate the actual remaining maturity of individual Senior Loans, based on historical experience, the Advisor believes that the actual economic maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
     Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c) At August 31, 2000, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized depreciation was $1,440, consisting of gross unrealized appreciation of $2,135 and gross unrealized depreciation of $3,575.


See Notes to Financial Statements.






Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 2000
(All amounts in thousands)




ASSETS
Investments, at market value (cost $504,837)...................................................................$503,397
Interest and fees receivable....................................................................................4,311
Cash............................................................................................................161
Receivable for investments
sold.................................................................................                           960
Other...........................................................................................................19

-----------
   Total assets.................................................................................................508,848

-----------

LIABILITIES
Payable to investment
advisor...................................................................................       194
Deferred facility
fees.........................................................................................    963
Other........................................................................................    26

-----------
   Total liabilities...................................................................        1,183

-----------

   Net assets applicable to investors' beneficial interest.....................................$507,665

===========


See Notes to Financial Statements.






Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended August 31, 2000
(All amounts in thousands)



INVESTMENT INCOME
Interest....................................................................................................$24,468
Fees.........................................................................................................317

---------
   Total investment income...................................................................................24,785

---------

EXPENSES
Management fees..................................................................................            1,137
Bookkeeping fees.................................................................................               30
Transfer agent fees..............................................................................                6
Audit fees........................................................................................              20
Trustees'fees.....................................................................................              11
Custodian fee......................................................................................             14
Legal fees.........................................................................................             10
Loan servicing fees..............................................................................              128
Other............................................................................................               36

---------
   Total expenses.............................................................................               1,392

---------
   Net investment income.......................................................................             23,393

---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on
investments...............................................................................              243
Net change in unrealized appreciation/depreciation on investments...............................................(1,717)
   Net loss.....................................................................................................(1,474)

---------
Increase in net assets resulting from operations................................................................$21,919

=========


See Notes to Financial Statements.




                                       13



Stein Roe Floating Rate Limited Liability Company
---------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
(All amounts in thousands)


                                                                                  FOR THE YEAR    FOR THE PERIOD
                                                                                     ENDED          ENDED
                                                                                  AUGUST 31, 2000   AUGUST 31, 1999 (a)
OPERATIONS
Net investment income........................................................... $    23,393           $4,274
Net realized gains on investments...............................................         243               38
Net change in unrealized appreciation/depreciation on investments...............       (1,717)             277
                                                                                                     -----------
-----------
   Net increase in net assets resulting from operations.........................      21,919             4,589
                                                                                    -----------     -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...................................................................     375,731           124,223
Withdrawals.....................................................................    (18,278)            (519)
                                                                                    -----------     -----------
Net increase from transactions in investors' beneficial interest................     357,453           123,704
                                                                                    -----------     -----------
Net increase in net assets......................................................    379,372            128,293
TOTAL NET ASSETS
Beginning of period.............................................................    128,293               --
                                                                                    -----------      -----------
End of period...................................................................$   507,665      $      128,293
                                                                                  ===========        ===========

(a) From commencement of operations on December 17, 1998.


See Notes to Financial Statements.





                                       14





Stein Roe Floating Rate Limited Liability Company
-------------------------------------------------------------------------------------------------------------------------------

Statement of Cash Flows
For the Year Ended August 31, 2000
(All amounts in thousands)




CASH PROVIDED (USED) BY FINANCING ACTIVITIES
Proceeds from capital contributions ....................................................................              $375,731
Payments for capital withdrawals .......................................................................              (18,278)


                                                                                                                      357,453

CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests ............................................................................              (404,693)
Proceeds from sales of loan interests ..................................................................                 50,751
Net purchases of short-term portfolio securities .......................................................                (23,150)
Interest, fees and other income received ...............................................................                  24,785
Accretion income .......................................................................................                   (142)
Operating expenses paid ................................................................................                 (1,392)
Net change in receivables/payables related to operations ...............................................                 (3,462)

                                                                                                                        ---------

                                                                                                                        (357,303)

                                                                                                                        ---------

Net increase in cash ...................................................................................                   150
Cash, beginning of year ................................................................................                    11

                                                                                                                        ---------
Cash, end of year ......................................................................................              $     161

                                                                                                                          =========


See Notes to Financial Statements.









Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities
August 31, 2000
(All amounts in thousands, except per-share data)


ASSETS
Investment in Portfolio, at value ........................................................................       $185,160
Expense reinbursement due from Advisor...................................................................              57

                                                                                                                   ---------
   Total Assets ..........................................................................................         185,217

---------
LIABILITIES
Distributions payable to shareholders....................................................................                 484
Accrued:
   Administrative fees...................................................................................                  30
   Bookkeeping fees......................................................................................                   3
   Transfer agent fees...................................................................................                   8
Other....................................................................................................                  31

                                                                                                                       ---------
   Total Liabilities.....................................................................................                   556

                                                                                                                       ---------
   Net Assets ............................................................................................              $184,661

                                                                                                                        =========
ANALYSIS OF NET ASSETS
Paid-in capital ..........................................................................................              $185,460
Overdistributed net investment income....................................................................                     26
Net realized gains on investments allocated from Portfolio...............................................                    149
Net unrealized depreciation on investments allocated from Portfolio......................................                   (974)

                                                                                                                          ---------
   Net Assets ............................................................................................              $184,661

                                                                                                                        =========

Shares outstanding (unlimited number authorized) .........................................................                18,473

                                                                                                                        =========
Net asset value per share ................................................................................              $10.00

                                                                                                                        =========


See Notes to Financial Statements.









Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Operations
For the Year Ended August 31, 2000
(All amounts in thousands)




INVESTMENT INCOME

Interest and fees allocated from Portfolio .................................................         $ 15,151

--------
EXPENSES
Expenses allocated from Portfolio ............................................................       $    848
Administrative fees ..........................................................................            312
Bookkeeping fees .............................................................................             28
Transfer agent fees ..........................................................................             78
Trustees' fees ...............................................................................              8
Custodian fees ...............................................................................              1
Audit fees ...................................................................................              8
Legal fees ...................................................................................              2
Report to shareholders .......................................................................             29
Registration fees ............................................................................             29
Other ........................................................................................             41
                                                                                                     --------
   Total Expenses ............................................................................          1,384
Expense reimbursement from Advisor ...........................................................           (215)
                                                                                                     --------
      Net Expenses...........................................................................           1,169

--------
   Net Investment Income .....................................................................         13,982
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized gains on investments............................................................            149
Net change in unrealized appreciation/depreciation ...........................................        (1,250)

                                                                                                      --------
   Net loss ..................................................................................        (1,101)

                                                                                                     --------
Increase in net assets resulting from operations .............................................       $12,881

========


See Notes to Financial Statements.







Liberty-Stein Roe Institutional Floating Rate Income Fund
---------------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
(All amounts in thousands)


                                                                                 YEAR ENDED       PERIOD ENDED
                                                                                  AUGUST 31,        AUGUST 31,
                                                                                     2000               1999(A)
                                                                                 ----------        ------------

OPERATIONS
Net investment income ..........................................................  $  13,982         $   4,291
Net realized gain ..............................................................        149                38
Net change in unrealized appreciation/depreciation .............................     (1,250)              276
                                                                                 ---------           ---------
   Net increase in net assets resulting from operations ........................    12,881                4,605
                                                                                 ---------            ---------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income .......................................  (13,950)              (4,291)
In excess of net investment income .............................................  ___                       (6)
Distributions from net realized gains ..........................................      (38)                --
                                                                                 ---------            ---------
                                                                                   (13,988)              (4,297)
                                                                                                     ---------
---------
SHARE TRANSACTIONS
Subscriptions to Fund shares ...................................................    62,901              123,262
Value of distributions reinvested ..............................................    13,015                3,825
Redemptions of Fund shares .....................................................   (17,343)                (200)
                                                                                   --------           ---------
   Net increase from Fund share transactions ...................................   58,573               126,887
                                                                                  ---------           ---------
   Net increase in net assets ..................................................   57,466               127,195
TOTAL NET ASSETS
Beginning of period ............................................................  127,195                 --
                                                                                 ---------            ---------
End of period .................................................................. $ 184,661            $127,195
                                                                                 =========           =========
Undistributed (Overdistributed) Net Investment Income at End of Period ......... $      26        $      (6)
                                                                                =========            =========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to Fund shares ...................................................    6,277               12,267
Issued in reinvestment of distributions ........................................    1,299                  379
Redemptions of Fund shares .....................................................   (1,729)                 (20)
                                                                                   ---------          ---------
   Net increase in Fund shares .................................................     5,847               12,626
Shares outstanding at beginning of period ......................................    12,626                 --
                                                                                   ---------          ---------
Shares outstanding at end of period ............................................    18,473               12,626
                                                                                   =========          =========

(a) From commencement of operations on December 17, 1998.

See Notes to Financial Statements.




                                       18



Notes to Financial Statements
--------------------------------------------------------------------------------

(All amounts in thousands)


NOTE 1. ORGANIZATION
Liberty-Stein  Roe  Institutional  Floating  Rate Income Fund (the  "Fund") is a
non-diversified,   closed-end  management  investment  company  organized  as  a
Massachusetts  business trust. The Fund invests all of its investable  assets in
Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level  of current  income,  consistent  with  preservation  of capital.
    The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware  limited  liability  company.  The  Portfolio  commenced operations December 17, 1998. At commencement, the Fund contributed $100 in cash in exchange for  beneficial  ownership of the  Portfolio.  At December 17, 1998,
Liberty  Floating  Rate Fund  (formerly  Stein Roe  Floating  Rate Income  Fund)
contributed cash of $100. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis,  based on methods approved by the Internal Revenue Service. At August 31, 2000,  Liberty-Stein Roe
Institutional  Floating  Rate Income Fund and Liberty  Floating  Rate Fund owned
36.5% and 63.5%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
Actual results could differ from those estimates.

SECURITY VALUATIONS
All  securities  are valued as of August 31, 2000. The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees.  Senior Loans are generally valued using market prices or  quotations  provided by banks,  dealers or pricing  services with respect to secondary market  transactions.  In the absence of actual market values,  Senior
Loans will be valued by Stein Roe and Farnham  Incorporated (the "Advisor"),  an
indirect,   wholly-owned   subsidiary  of  Liberty  Financial  Companies,   Inc.
("Liberty"),  on behalf of the  Portfolio  at fair  value,  which is intended to approximate  market value. In determining  fair value, the Advisor will consider on an ongoing  basis,  among  other  factors,  (i) the  creditworthiness  of the
Borrower;  (ii) the current  interest  rate,  the interest rate  redetermination period,  and maturity of such Senior Loan interests;  and (iii) recent prices in
the  market  for  instruments  of  similar  quality,   rate  and  interest  rate
redetermination  period and  maturity.  Because of  uncertainty  inherent in the valuation  process,  the  estimated  value of a Senior Loan  interest may differ significantly  from the value that  would  have been used had there been  market activity for that Senior Loan  interest.  Short-term  securities  with remaining maturities of 60 days or less are valued at amortized cost.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment  transactions  are  accounted for on trade date.  Interest  income is recorded on the accrual  basis.  Facility  fees  received  are treated as market discounts.  Market  premiums and discounts are amortized over the estimated life
of  each  applicable  security.   Realized  gains  and  losses  from  investment
transactions are reported on an identified cost basis.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2000.


                                       19


Notes to Financial Statements Continued
--------------------------------------------------------------------------------

NOTE  3.  TRUSTEES'  FEES  AND   TRANSACTIONS   WITH  AFFILIATES   MANAGEMENT  &
ADMINISTRATIVE  FEES The Portfolio  pays a monthly  management  fee and the Fund pays a monthly  administrative fee to the Advisor for its services as investment advisor and manager.
     The management fee for the Portfolio is computed at an annual rate of 0.45%
of average daily net assets.  The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of Liberty, provides shareholder services for a monthly fee equal to 0.05% annually of the Fund's average daily net assets and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6 annually.

EXPENSE LIMITS
The Advisor has agreed,  until  further  notice,  to waive fees and bear certain
Fund  expenses  to the  extent  that  total  expenses  (inclusive  of  allocated
Portfolio expenses but exclusive of brokerage commissions,  interest,  taxes and extraordinary  expenses, if any) exceed 0.75% of average daily net assets. Other
Certain  officers  and  trustees of the Trust are also  officers of the Advisor.
Compensation  is  paid  to  trustees  not  affiliated   with  the  Advisor.   No
remuneration  was paid to any other  trustee or  officer  of the  Trust,  who is affiliated with the Advisor.


NOTE 4. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended August 31, 2000 were $404,693 and $50,751, respectively.


NOTE 5. TENDER OF SHARES
The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the year ended
August 31, 2000, there were four tender offers in November, February, May and August. The Fund offered to repurchase 10% of its shares and 0.44%, 5.73%, 2.10% and 0.05%, respectively, of shares outstanding were tendered.


NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS
The Portfolio invests primarily in participations and assignments,  or acts as a party to the primary  lending  syndicate of a Variable Rate Senior Loan interest to United States  corporations,  partnerships,  and other entities.  If the lead
lender  in  a  typical  lending   syndicate  becomes   insolvent,   enters  FDIC
receivership or, if not FDIC insured, enters into bankruptcy,  the Portfolio may incur  certain  costs and  delays in  receiving  payment or may suffer a loss of principal  and/or  interest.  When the Portfolio  purchases a participation of a
Senior  Loan  interest,  the  Portfolio  typically  enters  into  a  contractual agreement  with the lender or other third party selling the  participation,  but not with the borrower  directly.  As such, the Portfolio assumes the credit risk of the Borrower,  Selling Participant or other persons  interpositioned  between the Portfolio and the Borrower.
    At August 31, 2000, the following sets forth the selling  participants  with
respect  to  interests  in  Senior  Loans   purchased  by  the  Portfolio  on  a
participation basis.

                                      PRINCIPAL
                                         AMOUNT       VALUE
SELLING PARTICIPANT                       (000)       (000)
-------------------                     -------      ------
Goldman Sachs Credit Partners LP....     $3,986      $3,821

    The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.


                                       20


Financial Highlights
--------------------------------------------------------------------------------
Stein Roe Floating Rate Limited Liability Company



                                                                          PERIOD
                                                    YEAR ENDED            ENDED
                                                    AUGUST 31,       AUGUST 31,
RATIOS TO AVERAGE NET ASSETS                              2000          1999(A)
                                                 -------------    -------------
Expenses......................................           0.55%          0.96%(b)
Net investment income.........................           9.26%          7.59%(b)
Portfolio turnover............................             21%            17%


(a) From commencement of operations on December 17, 1998.

(b) Annualized.



--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional Floating Rate Income Fund

                                                                      YEAR         PERIOD
                                                                     ENDED          ENDED
                                                                AUGUST 31,     AUGUST 31,
                                                                      2000         1999(a)
                                                               -----------    -----------

NET ASSET VALUE, BEGINNING OF PERIOD ........................  $     10.07    $     10.00
                                                               -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................................         0.88           0.51
   Net realized and unrealized gain (loss) on investments ...        (0.07)          0.07
                                                               -----------    -----------
      Total from investment operations ......................         0.81           0.58
                                                               -----------    -----------
DISTRIBUTIONS
   Net investment income ....................................        (0.88)         (0.51)
   In excess of net investment income .......................           --             (b)
   From net realized gains ..................................           (b)            --
                                                               -----------    -----------
      Total distributions ...................................        (0.88)         (0.51)
                                                               -----------    -----------
NET ASSET VALUE, END OF PERIOD ..............................  $     10.00    $     10.07
                                                               ===========    ===========
Ratio of net expenses to average net assets (c) .............        0.75%         0.87%(e)
Ratio of net investment income to average net assets (d) ....        8.97%         7.68%(e)
Total Return (d) ............................................        8.52%         5.94%(f)
Net assets, end of period (000's) ...........................  $   184,661    $   127,195



(a)  From commencement of operations on December 17, 1998.
(b)  Rounds to less than $0.01.
(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Investment Advisor, this ratio would have been 0.89% and 1.72% (annualized), respectively.
(d)  Computed giving effect to the Advisor's expense limitation undertaking.
(e)  Annualized.
(f)  Not annualized.



                                       21



Report of PricewaterhouseCoopers LLP, Independent Accountants
--------------------------------------------------------------------------------
To the Trustees and the Shareholders of

Liberty-Stein Roe Institutional Floating Rate Income Fund
Stein Roe Floating Rate Limited Liability Company


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2000 by correspondence with the custodian and lending or agent banks, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 25, 2000

                             PART C

Item 24.  Financial Statements and Exhibits

(1) Financial Statements:

    (a) Financial statements included in Part A of this registration statement: None
    (b) Financial statements included in Part B of this registration statement: 8/31/00 annual report.


 (2) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-2 under the Securities Act of 1933, No. 333-61749. The term "Pre-Effective Amendment" refers to a pre-effective amendment to the Registration Statement.]

    a. Agreement and Declaration of Trust of Registrant as amended through 10/18/99. (Exhibit to PEA #1)*
    b.(1) By-laws of Registrant dated 8/13/98 as amended on 9/25/98. (Exhibit b to Pre-Effective Amendment No.
       1.)*

      (2)Amendment to By-laws
      (3)Amendment to By-laws

    c. None.

    d. None.

    e. None.

    f. None.

    g. Portfolio Management Agreement between Stein Roe
       Floating Rate Limited Liability Company and Stein Roe &
       Farnham Incorporated dated 11/20/98 as amended through 8/3/99. (Exhibit to PEA #1)*

    h. Underwriting Agreement between Registrant and Liberty Funds Distributor, Inc. dated 4/23/99.
         (Exhibit to PEA #1)*

    i. None.

    j. Custodian Contract between Registrant and State
       Street Bank and Trust Company dated 12/17/98.
         (Exhibit to PEA #1)*

    k. (1) Transfer Agency Agreement between Registrant and Liberty Funds Services, Inc. dated 10/19/98 as amended through 8/3/99. (Exhibit to PEA #1)*


       (2) Accounting and Bookkeeping Agreement between
           Registrant and Stein Roe & Farnham Incorporated dated
           8/3/99. (Exhibit to PEA #1)*


       (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated dated 11/1/98 as amended through 8/3/99. (Exhibit to PEA #1)*



    l. (1)Opinion and consent of Bell, Boyd & Lloyd. (Exhibit l to Registration Statement filed on 5/7/99.)*
      (2) Opinion and consent of Bell Boyd & Lloyd. (Exhibit to PEA #2)*
     (3) Opinion and consent of Bell Boyd & Lloyd with respect to additional shares.
    m. None.

    n. Consent of PricewaterhouseCoopers LLP.

    o. None.

    p. Initial Capital Agreement.  (Exhibit p to Pre-Effective
       Amendment No. 2.)*

    q. Stein Roe & Farnham Funds Individual Retirement Account
       Plan; Stein Roe & Farnham Prototype Paired Defined
       Contribution Plan.  (Exhibit q to Pre-Effective Amendment
       No. 1.)*


         (2) Revised Code of Ethics-filed as Exhibit 23(p) to Registration Statement on Form N-1A to Liberty Funds Trust V (file #033-12109 and 811-05030) filed on August 31, 2000 and hereby incorporated by reference and made a part of this Registration Statement.

    ----------

    *Incorporated by reference.

Item 25.  Marketing Arrangements

     None.

Item 26.  Other Expenses of Issuance and Distribution

     Registration Fees                       $31,363.20
     National Association of Securities      $0
        Dealers, Inc. Fees
     State Fees                              $0
     Printing Fees                           $1,000**
     Rating Agency Fees                      $0
     Legal and Accounting Fees               $6,750**
     ------------
* Estimated fees.

Item 27.  Persons Controlled By or Under Common Control with Registrant


     The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. The information in the Statement of Additional Information under the captions "Management," "Investment Advisory and Other Services" and "Transfer Agent" is incorporated by reference.

Item 28.  Number of Holders of Securities

There were 43 record holders as of October 31, 2000.

Item 29.  Indemnification

     Article Eight of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

     Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Eight shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Unless otherwise permitted under the 1940 Act,

     (i) Article Eight does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Eight unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are not "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Any approval of indemnification pursuant to Article Eight does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Eight as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article Eight also provides that its indemnification provisions are not exclusive.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premium for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

     Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers, and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

     Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 30.  Business and Other Connections of Investment Adviser

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment adviser, is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI, of Colonial Management Associates, Inc. (which is a subsidiary of Liberty Financial Companies, Inc.), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., which is located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                POSITION FORMERLY
                                   HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------

STEINROE SERVICES INC.
Kevin M. Carome       Assistant Clerk
Kenneth J. Kozanda                                VP; Treasurer
C. Allen Merritt, Jr. Director; Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                             Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
North T. Jersild      Vice President
Joseph R. Palombo     Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP              VP;Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton         Vice President
Joseph R. Palombo          Trustee

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP               VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee


LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano     Vice President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP;         VP;Sec; Asst. Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP        VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen       Vice President
William C. Loring     Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President


STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP         VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
William M. Wadden IV       Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP        VP;Sec; Asst. Secy.
Christine Balzano    Vice President
Denise E. Chasmer    Vice President
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton         Vice President
Joseph R. Palombo          Trustee

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President


Item. 31.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 32.  Management Services

     None.

Item 33.  Undertakings

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if: (a) subsequent to the effective date of the Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration
    Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Not applicable.

3.  Not applicable.

4.  The Registrant undertakes:
    a. To file, during any period in which offers or sales are being made, a post-effective amendment to the
       registration statement:
       (1) To include any prospectus required by Section
           10(a)(3) of the 1933 Act;
       (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and
       (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.
     b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and
     c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
     d. To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

5.  Not applicable

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.




                                                     /s/ John A.Bacon, Jr.
                                                     John A. Bacon, Jr.

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ William W.Boyd
                                                     William W. Boyd

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Lindsey Cook
                                                        Lindsay Cook

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Douglas A. Hacker
                                                     Douglas A. Hacker

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Janet Langford Kelly
                                                     Janet Langford Kelly

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Charles R. Nelson
                                                     Charles R. Nelson

                         POWER OF ATTORNEY FOR SIGNATURE



The undersigned constitutes Nancy L. Conlin, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 22nd day of May, 2000.





                                                     /s/ Thomas C. Theobald
                                                     Thomas C. Theobald

                         POWER OF ATTORNEY FOR SIGNATURE

The undersigned constitutes Kevin M. Carome, Suzan M. Barron, William J. Ballou, Russell L. Kane, Vincent P. Pietropaolo, Ellen Harrington, Tracy S. DiRienzo, Pamela A. McGrath, Cameron S. Avery and Stacy H. Winick individually, as my true and lawful attorney, with full power to each of them to sign for me and in my name, any and all registration statements and any and all amendments to the registration statements filed under the Securities Act of 1933 or the Investment Company Act of 1940 with the Securities and Exchange Commission for the purpose of complying with such registration requirements in my capacity as a trustee or officer of Liberty-Stein Roe Funds Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Institutional Trust, Liberty-Stein Roe Funds Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Advisor Trust, SR&F Base Trust, Stein Roe Variable Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company (together "Liberty-Stein Roe Funds"). This Power of Attorney authorizes the above individuals to sign my name and will remain in full force and effect until specifically rescinded by me.

I specifically permit this Power of Attorney to be filed, as an exhibit to a registration statement or amendment to a registration statement of any or all Liberty-Stein Roe Funds with the Securities and Exchange Commission and I request that this Power of Attorney then constitutes authority to sign additional amendments and registration statements by virtue of its incorporation by reference into the registration statements and amendments for the Liberty-Stein Roe Funds.

In witness, I have signed this Power of Attorney on this 17th day of October, 2000.



                                                 /s/ JOSEPH R. PALOMBO
                                                    Joseph R. Palombo

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 486 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 13th day of December, 2000.

                             LIBERTY-STEIN ROE INSTITUTIONAL FLOATING
                             RATE INCOME FUND



                             By: STEPHEN E. GIBSON
                                    Stephen E. Gibson, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                   Date
------------------------    ---------------------   --------------



STEPHEN E. GIBSON          President                 December 13, 2000
Stephen E. Gibson
Principal Executive Officer




*JOSEPH R. PALOMBO          Principal Accounting and      December 13, 2000
Joseph R. Palombo           Financial Officer


*JOHN A. BACON JR.           Trustee                 December 13, 2000
John A. Bacon Jr.

*WILLIAM W. BOYD             Trustee                 December 13, 2000
William W. Boyd

*LINDSAY COOK                Trustee                 December 13, 2000
Lindsay Cook

*DOUGLAS A. HACKER           Trustee                 December 13, 2000
Douglas A. Hacker

*JANET LANGFORD KELLY        Trustee                 December 13, 2000
Janet Langford Kelly

*CHARLES R. NELSON           Trustee                 December 13, 2000
Charles R. Nelson

*THOMAS C. THEOBALD          Trustee                 December 13, 2000
Thomas C. Theobald

*JOSEPH R.PALOMBO            Trustee                  December 13, 2000
Joseph R. Palombo

*VINCENT P. Pietropaolo
Vincent P. Pietropaolo
Attorney-in-Fact for the Trustees

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 13th day of December, 2000.

                             STEIN ROE FLOATING RATE LIMITED
                                LIABILITY COMPANY



                             By: STEPHEN E. GIBSON
                                Stephen E. Gibson
                                    President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                   Date
------------------------    ---------------------   --------------



STEPHEN E. GIBSON          President                 December 13, 2000
Stephen E. Gibson
Principal Executive
 Officer

JOSEPH R. PALOMBO          Principal Accounting      December 13, 2000
Joseph R. Palombo          and Financial Officer


*JOHN A. BACON JR.           Manager                 December 13, 2000
John A. Bacon Jr.

*WILLIAM W. BOYD             Manager                 December 13, 2000
William W. Boyd

*LINDSAY COOK                Manager                 December 13, 2000
Lindsay Cook

*DOUGLAS A. HACKER           Manager                 December 13, 2000
Douglas A. Hacker

*JANET LANGFORD KELLY        Manager                 December 13, 2000
Janet Langford Kelly

*CHARLES R. NELSON           Manager                 December 13, 2000
Charles R. Nelson

*THOMAS C. THEOBALD          Manager                 December 13, 2000
Thomas C. Theobald

*JOSEPH R. PALOMBO           Manager`                  December 13, 2000
Joseph R. Palombo

*VINCENT P. Pietropaolo
Vincent P. Pietropaolo
Attorney-in-Fact for the Managers

            LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE FUND
            INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number    Exhibit
--------  --------------------------------------------------

(a)(2)    Amendment to By-Laws
(a)(3)    Amendment to By-Laws

(l)(3)    Opinion of Bell, Boyd & Lloyd

(n)       Consent of PricewaterhouseCoopers LLP